LICENSE AND SECURITIES PURCHASE AGREEMENTS	6 Months Ended
Jun. 30, 2024
License And Securities Purchase Agreements [Abstract]
LICENSE AND SECURITIES PURCHASE AGREEMENTS
NOTE 9 – LICENSE AND SECURITIES PURCHASE AGREEMENTS

In October 2023, the Company closed on a license agreement (the “License Agreement”) with Hong Seng Technology Limited (“HST”) and Guangzhou Gloria Biosciences Co., Ltd. (“Gloria” and together with HST, the “Purchaser Parties” or the “Licensee”), pursuant to which the Company granted HST an exclusive, royalty-bearing, sublicensable license to develop and commercialize motixafortide in Asia (other than Israel and certain other countries) (collectively, the “Territory”) and to engage and authorize Gloria to perform services under the License Agreement in the Territory. In addition, the Company granted the Licensee a first offer right with respect to the grant of certain rights in motixafortide outside of the Territory.

Pursuant to the terms of the License Agreement, the Licensee paid an upfront payment of $15 million, which was received by the Company at closing. The Company is also entitled to up to $49 million based on the achievement of certain development and regulatory milestones in China and Japan, and up to $197 million in sales milestones based on defined sales targets of motixafortide in the Territory. In addition, the Company is eligible to receive tiered double-digit royalties (ranging from 10-20%), on a country-by-country basis, on aggregate net sales of motixafortide in the Territory during the initial royalty term of at least 15 years, with a reduction of the royalties payable following the end of the initial royalty term, as well as upon the occurrence of certain events.

In connection with the License Agreement, in October 2023, the Company closed on a securities purchase agreement (the “Purchase Agreement”) with HST and Gloria, pursuant to which the Company sold in a private placement an aggregate of 6,829,137 ADSs of the Company, at a purchase price of $2.136 per ADS. Aggregate gross proceeds from the sale amounted to $14.6 million, with related issuance costs amounting to approximately $0.9 million. No warrants were issued in the transaction.

In accordance with IFRS 15, both agreements have been treated as a single unit of account, with the consideration combined and subsequently allocated between the Purchase Agreement and the License Agreement. Of the total consideration amounting to $29.6 million, $12.0 million were allocated to the Purchase Agreement, and $17.6 million were allocated to the License Agreement. Costs in the amount of $0.7 million directly attributable to the Purchase Agreement were recognized as a reduction in equity.

The Company has identified the following performance obligations in the contract, each to be recognized separately: (1) SCM license; (2) SCM support services; and (3) PDAC license and related support services.

With regard to PDAC, the Company determined that the license, together with the associated support services, should be combined into a single performance obligation, since the Licensee cannot benefit from the license without the associated support services. The support services are highly specialized for the licensed product in this indication. Licensing rights for other indications and related support were deemed immaterial.

The fixed transaction price has been allocated among the performance obligations based on similar price offers received by the Company, with the assistance of a valuation specialist. The variable consideration related to the performance obligations was not taken into account in the fixed transaction price due to uncertainty.

Revenue has been/will be recognized in the Company’s financial statements as follows:

a.	Revenue for the SCM license was recognized in the fourth quarter of 2023, upon transfer of control over the license to the licensee, in the amount of approximately $2.0 million.

b.
Revenue from providing the SCM support services is recognized using the input method, which is based on costs incurred and labor hours expended, expected to result in straight-line revenue recognition over six months, totaling approximately $0.1 million.

c.
Revenue from the PDAC performance obligation is recognized over time, with the percentage of completion determined based on support hours incurred, and expected to be recognized through the end of 2024, in the total amount of $15.5 million.

Based on the above methodology, as well as the achievement of a specific regulatory milestone, the Company recognized revenues from the license agreement of approximately $3.6 million and $9.5 million in the three and six months ended June 30, 2024, respectively.